SHORT-TERM AND LONG-TERM DEBT	6 Months Ended
Jun. 30, 2015
Long-term Debt, by Current and Noncurrent [Abstract]
SHORT-TERM AND LONG-TERM DEBT
SHORT-TERM AND LONG-TERM DEBT

(in thousands of $)	June 30, 2015	December 31, 2014
Long-term debt:
3.75% senior unsecured convertible bonds due 2016	125,000	125,000
NOK600 million senior unsecured floating rate bonds due 2017	72,025	76,487
3.25% senior unsecured convertible bonds due 2018	350,000	350,000
NOK900 million senior unsecured floating rate bonds due 2019	109,121	119,277
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2023	805,566	1,061,695
	1,461,712	1,732,459
Less: Current portion of long-term debt	(202,896)	(182,415)
	1,258,816	1,550,044

The outstanding debt as of June 30, 2015 is repayable as follows:

(in thousands of $)
Year ending December 31

2015 (remaining six months)	40,351
2016	200,110
2017	178,335
2018	444,325
2019	270,189
Thereafter	328,402
Total debt	1,461,712

The weighted average interest rate for floating rate debt denominated in U.S. dollars and Norwegian kroner (“NOK”) was 4.54% per annum at June 30, 2015 (December 31, 2014: 4.98%). This rate takes into consideration the effect of related interest rate swaps. At June 30, 2015, the three month US Dollar London Interbank Offered Rate, or LIBOR, was 0.283% (December 31, 2014: 0.256%) and the Norwegian Interbank Offered Rate, or NIBOR, was 1.33% (December 31, 2014: 1.48%).
3.75% senior unsecured convertible bonds due 2016
On February 10, 2011, the Company issued a senior unsecured convertible bond loan totaling $125.0 million. Interest on the bonds is fixed at 3.75% per annum and is payable in cash semi-annually in arrears on February 10 and August 10. The bonds are convertible into Ship Finance International Limited common shares at any time up to 10 banking days prior to February 10, 2016. The conversion price at the time of issue was $27.05 per share, representing a 35% premium to the share price at the time. Since then, dividend distributions have reduced the conversion price to $17.53. The Company has the right to call the bonds after March 3, 2014, if the value of the shares underlying each bond exceeds, for a specified period of time, 130% of the principal amount of the bond.
NOK600 million senior unsecured bonds due 2017
On October 19, 2012, the Company issued a senior unsecured bond loan totaling NOK600 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on October 19, 2017. The bonds may, in their entirety, be redeemed at the Company's option from April 19, 2017, upon giving bondholders at least 30 business days notice and paying 100.5% of par value plus accrued interest. Since their issue, the Company has purchased bonds with principal amounts totaling NOK43.0 million, of which NOK8.0 million have subsequently been sold. The Company holds bonds purchased as treasury bonds. The net amount outstanding at June 30, 2015, was NOK565.0 million, equivalent to $72.0 million (December 31, 2014: NOK572 million, equivalent to $76.5 million).
3.25% senior unsecured convertible bonds due 2018
On January 30, 2013, the Company issued a senior unsecured convertible bond loan totaling $350.0 million. Interest on the bonds is fixed at 3.25% per annum and is payable in cash quarterly in arrears on February 1, May 1, August 1 and November 1. The bonds are convertible into Ship Finance International Limited common shares at any time up to 10 banking days prior to February 1, 2018. The conversion price at the time of issue was $21.945 per share, representing a 33% premium to the share price at the time. Since then, dividend distributions have reduced the conversion price to $17.7043. In conjunction with the bond issue, the Company loaned up to 6,060,606 of its common shares to an affiliate of one of the underwriters of the issue, in order to assist investors in the bonds to hedge their position. The shares that were lent by the Company were borrowed from Hemen Holding Ltd., the largest shareholder of the Company, for a one-time loan fee of $1.0 million.
As required by ASC 470-20 “Debt with conversion and other options”, the Company calculated the equity component of the convertible bond taking into account both the fair value of the conversion option and the fair value of the share lending arrangement. The equity component was valued at $20.7 million in 2013 and this amount was recorded as “Additional paid-in capital”, with a corresponding adjustment to “Deferred charges” which are amortized to “Interest expense” over the appropriate period. The amortization of this item amounted to $2.1 million for the six months ended June 30, 2015.
NOK900 million senior unsecured bonds due 2019
On March 19, 2014, the Company issued a senior unsecured bond loan totaling NOK900 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on March 19, 2019. The bonds may, in their entirety, be redeemed at the Company's option from September 19, 2018, upon giving bondholders at least 30 business days notice and paying 100.5% of par value plus accrued interest. Subsequent to their issue, the Company has purchased bonds with principal amounts totaling NOK44.0 million at June 30, 2015, which are being held as treasury bonds. The net amount outstanding at June 30, 2015, was NOK856 million, equivalent to $109.1 million (December 31, 2014: NOK892 million, equivalent to $119.3 million).
$210 million secured term loan facility
In April 2006, five wholly-owned subsidiaries of the Company entered into a $210.0 million secured term loan facility with a syndicate of banks to partly fund the acquisition of five new container vessels. The terms of the loan were initially linked to long-term charters of the vessels, and the Company did not provide a corporate guarantee for the facility. In April 2012, the long-term charters were terminated and the terms of the loan agreement were amended. Although the facility continued without recourse to the Company, as part of the amended agreement the Company guaranteed that revenues received by the vessel-owning subsidiaries would achieve certain minimum levels for each vessel. In January 2015, this indirect limited performance guarantee became exhausted and in February 2015 the Company signed an agreement with the lenders under the facility whereby ownership of the vessels together with associated working capital was transferred to unrelated third parties, and Ship Finance International Limited and its subsidiaries have no future interest in the vessels or obligations under the loan facility. Accordingly, the amount outstanding at June 30, 2015, was $nil (December 31, 2014: $171.4 million).
$30 million secured revolving credit facility
In February 2008, a wholly-owned subsidiary of the Company entered into a $30.0 million secured revolving credit facility with a bank. The proceeds of the facility were used to partly fund the acquisition of a 1,700 TEU container vessel, which also served as security for this facility. The facility, which was fully prepaid and canceled in January 2015, bore interest at LIBOR plus a margin and had a term of seven years. The amount outstanding at June 30, 2015, was $nil (December 31, 2014: $3.0 million).
$49 million secured term loan and revolving credit facility
In March 2008, two wholly-owned subsidiaries of the Company entered into a $49.0 million secured term loan and revolving credit facility with a bank. The proceeds of the facility were used to partly fund the acquisition of two newbuilding chemical tankers, which also serve as security for this facility. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of ten years. At June 30, 2015, the available amount under the revolving part of the facility was $3.9 million. The net amount outstanding at June 30, 2015, was $18.7 million (December 31, 2014: $28.0 million).
$43 million secured term loan facility
In February 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, bearing interest at LIBOR plus a margin and with a term of approximately five years. The facility is secured against a Suezmax tanker. In November 2014, the terms of the loan were amended and restated, and the facility now matures in November 2019. The net amount outstanding at June 30, 2015, was $27.7 million (December 31, 2014: $29.1 million).
$725 million secured term loan and revolving credit facility
In March 2010, the Company entered into a $725.0 million secured term loan and revolving credit facility with a syndicate of banks, secured by 26 vessels chartered to subsidiaries of Frontline. Twelve of these vessels have since been sold and at December 31, 2014, the facility was secured against the remaining 14 vessels. The facility, which was fully prepaid and canceled in February 2015, bore interest at LIBOR plus a margin and was repayable over a term of five years. The amount outstanding at June 30, 2015, was $nil (December 31, 2014: $71.5 million).
$43 million secured term loan facility
In March 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, bearing interest at LIBOR plus a margin and with a term of five years. The facility is secured against a Suezmax tanker. In March 2015, the terms of the loan were amended and restated, and the facility now matures in March 2020. The net amount outstanding at June 30, 2015, was $27.7 million (December 31, 2014: $29.1 million).
$54 million secured term loan facility
In November 2010, two wholly-owned subsidiaries of the Company entered into a $53.7 million secured term loan facility with a bank, secured by two Supramax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of eight years. The net amount outstanding at June 30, 2015, was $36.1 million (December 31, 2014: $38.0 million).
$95 million secured term loan and revolving credit facility
In February 2011, a wholly-owned subsidiary of the Company entered into a $95.0 million secured term loan and revolving credit facility with a bank, secured by a jack-up drilling rig. The facility bears interest at LIBOR plus a margin and has a term of seven years. At June 30, 2015, the available amount under the revolving part of the facility was $25.0 million. The net amount outstanding at June 30, 2015, was $27.5 million (December 31, 2014: $57.5 million).
$75 million secured term loan facility
In March 2011, three wholly-owned subsidiaries of the Company entered into a $75.4 million secured term loan facility with a bank, secured by three Supramax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately eight years. The net amount outstanding at June 30, 2015, was $53.7 million (December 31, 2014: $56.6 million).
$171 million secured term loan facility
In May 2011, eight wholly-owned subsidiaries of the Company entered into a $171.0 million secured loan facility with a syndicate of banks. The facility is supported by China Export & Credit Insurance Corporation, or SINOSURE, which provides an insurance policy in favor of the banks for part of the outstanding loan. The facility is secured by a 1,700 TEU container vessel, and seven Handysize dry bulk carriers. The facility bears interest at LIBOR plus a margin and has a term of approximately ten years from delivery of each vessel. The net amount outstanding at June 30, 2015, was $128.2 million (December 31, 2014: $134.2 million).
$167 million secured term loan and revolving credit facility
In July 2011, five wholly-owned subsidiaries entered into a $166.8 million secured term loan and revolving credit facility agreement with a syndicate of banks, secured against five VLCCs chartered to subsidiaries of Frontline. Two of the VLCCs were sold in 2013 and at December 31, 2014 the facility was secured against the three remaining VLCCs. The facility, which was fully prepaid and canceled in June 2015, bore interest at LIBOR plus a margin and was repayable over a term of six years. The amount outstanding at June 30, 2015, was $nil (December 31, 2014: $72.2 million).
$53 million secured term loan facility
In November 2012, two wholly-owned subsidiaries of the Company entered into a $53.2 million secured term loan facility with a bank, secured against two car carriers. The facility bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding at June 30, 2015 was $42.1 million (December 31, 2014: $44.3 million).
$45 million secured term loan facility and revolving credit facility
In June 2014, seven wholly-owned subsidiaries of the Company entered into a $45.0 million secured term loan and revolving credit facility with a bank, secured against seven 4,100 TEU container vessels acquired in the year ended December 31, 2014. The facility bears interest at LIBOR plus a margin and has a term of five years. At June 30, 2015, the available amount under the revolving part of the facility was fully drawn. The net amount outstanding at June 30, 2015, was $45.0 million (December 31, 2014: $45.0 million).
$101 million secured term loan facility
In August 2014, six wholly-owned subsidiaries of the Company entered into a $101.4 million secured term loan facility with a syndicate of banks, secured against six offshore supply vessels. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of five years. The net amount outstanding at June 30, 2015, was $93.3 million (December 31, 2014: $98.7 million).
$20 million secured term loan facility
In September 2014, two wholly-owned subsidiaries of the Company entered into a $20.0 million secured term loan facility with a bank, secured against two 5,800 TEU container vessels acquired in the year ended December 31, 2014 . The facility bears interest at LIBOR plus a margin and has a term of five years. The net amount outstanding at June 30, 2015, was $20.0 million (December 31, 2014: $20.0 million).
$128 million secured term loan facility
In September 2014, two wholly-owned subsidiaries of the Company entered into a $127.5 million secured term loan facility with a bank, for the post-delivery financing of two 8,700 TEU newbuilding container vessels. The vessels were delivered from the shipyard in the year ended December 31, 2014. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at June 30, 2015, was $122.2 million (December 31, 2014: $126.4 million).
$128 million secured term loan facility
In November 2014, two wholly-owned subsidiaries of the Company entered into a $127.5 million secured term loan facility with a bank, for the post-delivery financing of two 8,700 TEU newbuilding container vessels. The vessels were delivered from the shipyard in January 2015. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at June 30, 2015, was $125.4 million (December 31, 2014: $nil).
$39 million secured term loan facility
In December 2014, two wholly-owned subsidiaries of the Company entered into a $39.0 million secured term loan facility with a bank, secured against two Kamsarmax dry bulk carriers acquired in the year ended December 31, 2014. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately eight years. The net amount outstanding at June 30, 2015, was $35.2 million (December 31, 2014: $36.4 million).
$250 million secured revolving credit facility
In June 2015, 17 wholly-owned subsidiaries of the Company entered into a $250.0 million secured revolving credit facility with a syndicate of banks, secured against 17 tankers chartered to Frontline Shipping. The facility bears interest at LIBOR plus a margin and has a term of three years. At June 30, 2015, the facility had not been utilized and the net amount outstanding was $nil (December 31, 2014: $nil). At June 30, 2015, the available amount under the facility was $250.0 million.
The aggregate book value of assets pledged as security against borrowings at June 30, 2015, was $1,826 million (December 31, 2014: $2,062 million).
Agreements related to long-term debt provide limitations on the amount of total borrowings and secured debt, and acceleration of payment under certain circumstances, including failure to satisfy certain financial covenants. As of June 30, 2015, the Company is in compliance with all of the covenants under its long-term debt facilities. The $101.4 million secured term loan facility entered into in August 2014 contains certain financial covenants on Deep Sea Supply Plc. and Deep Sea Supply BTG B.V. As at June 30, 2015, Deep Sea Supply Plc. and Deep Sea Supply BTG B.V. were in compliance with all covenants under the loan agreement.